Other investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Other investments
Available-for-sale debt securities, Original cost	¥ 57,000		¥ 57,000
Other investments, Original cost	4,938,310		3,610,164
Equity investments with readily determinable fair value, Unrealized gains (loss)	144,723	$ 20,695	148,170	¥ (18,054)
Other investments, Unrealized gains (loss)	162,142		450
Available-for-sale debt securities, Accumulated impairment	(3,000)		(3,000)
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	34,555		36,000	0
Other investments, Accumulated impairment	(339,403)		(358,508)
Other investments, Translation difference	39,307		103,383
Available-for-sale debt securities, Estimated Fair value	54,000		54,000
Other Investments, Estimated Fair value	4,800,356		3,355,489		$ 686,442
Gain on disposal of the investment	259	$ 37	0	0
Equity investments without readily determinable fair value write-off	192,942
Equity investments with readily determinable fair value, accumulated impairment loss	48,634
Available for sale debt securities, accumulated impairment loss	35,073
Proceeds from sale of debt securities, available-for-sale	0		185	0
Debt securities, available-for-sale, realized loss	0		2,314	0
Available for sale debt securities impairment loss	0		3,000	0
Equity investments with readily determinable fair value
Other investments
Equity investments with readily determinable fair value, Original cost	281,466		332,025
Equity investments with readily determinable fair value, Unrealized gains (loss)	(102,977)		(148,732)
Equity investments with readily determinable fair value, Translation difference	(4,236)		3,884
Equity investments with readily determinable fair value, Estimated Fair value	174,253		187,177
Gain on disposal of the investment	3		899	0
Disposal of equity investments with readily determinable fair value	57		7,405	0
Revaluation Of Equity Investments With Readily Determinable Fair Value	(5,229)		13,403	(22,723)
Dividend income	86		187	0
Equity investments without readily determinable fair value
Other investments
Equity investments without readily determinable fair value, Original cost	4,599,844		3,221,139
Equity investments with readily determinable fair value, Unrealized gains (loss)	(645)		7,000	0
Equity investments without readily determinable fair value, Unrealized gains (loss)	265,119		149,182
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	336,403		355,508
Equity investments without readily determinable fair value, Translation difference	43,543		99,499
Equity investments without readily determinable fair value, Estimated Fair value	4,572,103		3,114,312
Impairment loss on equity investments without readily determinable fair value	15,450		58,246	19,105
Dividend income	33,829		233,646	29,790
Dividend from other investments as reinvestment	0		225,212	28,526
Equity securities without readily determinable fair value, net asset value	114,254		(103,482)	(25,122)
Proceeds from sale of equity securities, FV-NI	3,550		7,000	0
Available-for-sale debt securities
Other investments
Dividend income	¥ 305		¥ 0	¥ 0